Schedule of Intellectual Property (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Beginning balance Cost	$ 305,130	$ 305,130
Additions
Ending balance Cost	305,130	305,130
Beginning Accumulated Amortization	59,520	44,263
Amortization during the period	7,636	15,256
Ending Accumulated Amortization	67,156	59,520
Net Book Value	$ 237,974	$ 245,610